Share Based Compensation (Details 1)	Dec. 31, 2016 $ / shares shares
Share Based Compensation Details [Abstract]
Number of Securities to be Issued Upon Exercise of Outstanding Options	346,000
Weighted Average Exercise Price of Outstanding Options | $ / shares	60.64
Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in the First Column)	4,339,000